Quarterly Holdings Report
for

Fidelity® Small Cap Value Index Fund

March 31, 2021

SVI-QTLY-0521
1.9896351.101

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.5%
Alaska Communication Systems Group, Inc.	20,188	$65,611
ATN International, Inc.	4,098	201,294
Cincinnati Bell, Inc. (a)	12,959	198,921
Consolidated Communications Holdings, Inc. (a)	25,705	185,076
IDT Corp. Class B (a)	2,727	61,794
Iridium Communications, Inc. (a)	16,636	686,235
Liberty Latin America Ltd.:
Class A (a)	15,698	201,405
Class C (a)	62,818	815,378
ORBCOMM, Inc. (a)	25,730	196,320
Vonage Holdings Corp. (a)	40,508	478,805
		3,090,839
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (b)	147,826	1,509,303
Cinemark Holdings, Inc.	41,681	850,709
Eros International PLC (a)	61,990	112,202
Gaia, Inc. Class A (a)	4,619	54,920
IMAX Corp. (a)	19,331	388,553
LiveXLive Media, Inc. (a)(b)	17,137	74,375
Marcus Corp. (b)	8,742	174,753
		3,164,815
Interactive Media & Services - 0.4%
Cars.com, Inc. (a)	26,411	342,287
DHI Group, Inc. (a)	17,720	59,362
Liberty TripAdvisor Holdings, Inc. (a)	28,806	183,782
MediaAlpha, Inc. Class A	2,017	71,462
QuinStreet, Inc. (a)	13,169	267,331
TrueCar, Inc. (a)	40,770	195,084
Yelp, Inc. (a)	22,909	893,451
		2,012,759
Media - 1.1%
AMC Networks, Inc. Class A (a)(b)	6,633	352,610
Boston Omaha Corp. (a)	5,246	155,072
comScore, Inc. (a)	23,348	85,454
Daily Journal Corp. (a)	105	33,227
E.W. Scripps Co. Class A	21,835	420,760
Emerald Expositions Events, Inc.	8,871	48,968
Entercom Communications Corp. Class A	45,994	241,469
Entravision Communication Corp. Class A	22,777	92,019
Fluent, Inc. (a)	16,745	68,655
Gannett Co., Inc. (a)(b)	52,540	282,665
Gray Television, Inc.	23,519	432,750
Hemisphere Media Group, Inc. (a)	5,988	69,760
iHeartMedia, Inc. (a)	23,836	432,623
Liberty Media Corp.:
Liberty Braves Class A (a)	721	20,556
Liberty Braves Class C (a)	6,392	177,825
Loral Space & Communications Ltd.	3,964	149,324
Meredith Corp.	7,615	226,775
MSG Network, Inc. Class A (a)(b)	11,811	177,637
National CineMedia, Inc.	23,451	108,344
Saga Communications, Inc. Class A	1,272	27,793
Scholastic Corp.	11,221	337,864
Sinclair Broadcast Group, Inc. Class A (b)	17,236	504,325
Tegna, Inc.	85,543	1,610,775
Tribune Publishing Co.	5,865	105,511
WideOpenWest, Inc. (a)	9,935	135,017
		6,297,778
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	1,258	12,152
Spok Holdings, Inc.	6,275	65,825
		77,977

TOTAL COMMUNICATION SERVICES		14,644,168

CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.3%
Adient PLC (a)	36,825	1,627,665
American Axle & Manufacturing Holdings, Inc. (a)	43,973	424,779
Cooper Tire & Rubber Co.	19,666	1,100,903
Cooper-Standard Holding, Inc. (a)	6,499	236,044
Dana, Inc.	56,244	1,368,417
Modine Manufacturing Co. (a)	19,498	287,985
Motorcar Parts of America, Inc. (a)	6,390	143,775
Patrick Industries, Inc.	448	38,080
Standard Motor Products, Inc.	6,918	287,650
Stoneridge, Inc. (a)	10,074	320,454
Tenneco, Inc. (a)	20,001	214,411
The Goodyear Tire & Rubber Co.	90,069	1,582,512
		7,632,675
Automobiles - 0.1%
Workhorse Group, Inc. (a)(b)	36,884	507,893
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,024	39,619
Funko, Inc. (a)	9,614	189,204
Weyco Group, Inc.	2,030	43,909
		272,732
Diversified Consumer Services - 0.6%
Adtalem Global Education, Inc. (a)	19,737	780,401
American Public Education, Inc. (a)	5,736	204,374
Carriage Services, Inc.	6,498	228,665
Houghton Mifflin Harcourt Co. (a)	41,321	314,866
Laureate Education, Inc. Class A (a)	41,723	567,016
OneSpaWorld Holdings Ltd.	17,934	190,997
Regis Corp. (a)(b)	9,378	117,788
Stride, Inc. (a)	15,903	478,839
Universal Technical Institute, Inc. (a)	761	4,444
Vivint Smart Home, Inc. Class A (a)	24,843	355,752
WW International, Inc. (a)	14,053	439,578
		3,682,720
Hotels, Restaurants & Leisure - 3.3%
Biglari Holdings, Inc. (a)	44	29,723
Biglari Holdings, Inc. (a)	271	35,978
BJ's Restaurants, Inc.	8,612	500,185
Bluegreen Vacations Corp.	1,720	18,542
Bluegreen Vacations Holding Corp. Class A (a)	4,631	85,859
Boyd Gaming Corp. (a)	31,690	1,868,442
Brinker International, Inc.	5,972	424,370
Caesars Entertainment, Inc. (a)	28,998	2,535,875
Carrols Restaurant Group, Inc. (a)	13,412	80,271
Century Casinos, Inc. (a)	10,641	109,283
Chuy's Holdings, Inc. (a)	7,665	339,713
Cracker Barrel Old Country Store, Inc.	5,294	915,227
Dave & Buster's Entertainment, Inc. (a)	10,982	526,038
Del Taco Restaurants, Inc.	11,334	108,580
Denny's Corp. (a)	8,480	153,573
Dine Brands Global, Inc.	5,708	513,891
El Pollo Loco Holdings, Inc. (a)	7,207	116,177
Everi Holdings, Inc. (a)	20,886	294,701
Fiesta Restaurant Group, Inc. (a)	6,876	86,569
GAN Ltd. (b)	2,503	45,555
Golden Entertainment, Inc. (a)	4,050	102,303
International Game Technology PLC	38,867	623,815
Jack in the Box, Inc.	7,950	872,751
Kura Sushi U.S.A., Inc. Class A (a)(b)	1,249	39,518
Marriott Vacations Worldwide Corp.	13,748	2,394,627
Monarch Casino & Resort, Inc. (a)	1,487	90,142
Nathan's Famous, Inc.	1,019	64,289
NeoGames SA	1,025	36,664
Noodles & Co. (a)	6,854	70,939
Papa John's International, Inc.	1,929	170,987
Penn National Gaming, Inc. (a)	30,260	3,172,458
PlayAGS, Inc. (a)	8,149	65,844
RCI Hospitality Holdings, Inc.	3,282	208,702
Red Robin Gourmet Burgers, Inc. (a)	6,047	241,215
Red Rock Resorts, Inc.	6,336	206,490
Scientific Games Corp. Class A (a)	6,283	242,021
SeaWorld Entertainment, Inc. (a)	11,155	554,069
Target Hospitality Corp. (a)	10,933	27,442
The Cheesecake Factory, Inc.	16,545	968,048
		18,940,876
Household Durables - 1.8%
Beazer Homes U.S.A., Inc. (a)	11,148	233,216
Casper Sleep, Inc. (a)	8,295	60,056
Century Communities, Inc. (a)	11,491	693,137
Ethan Allen Interiors, Inc.	8,768	242,084
GoPro, Inc. Class A (a)(b)	5,173	60,214
Green Brick Partners, Inc. (a)	12,206	276,832
Hamilton Beach Brands Holding Co. Class A	1,787	32,398
Hooker Furniture Corp.	4,255	155,137
KB Home	29,747	1,384,128
La-Z-Boy, Inc.	17,363	737,580
Legacy Housing Corp. (a)	2,127	37,712
Lifetime Brands, Inc.	4,866	71,482
M.D.C. Holdings, Inc.	22,082	1,311,671
M/I Homes, Inc. (a)	10,915	644,749
Meritage Homes Corp. (a)	13,753	1,264,176
Taylor Morrison Home Corp. (a)	44,351	1,366,454
TRI Pointe Homes, Inc. (a)	49,176	1,001,223
Tupperware Brands Corp. (a)	19,133	505,303
Turtle Beach Corp. (a)(b)	5,685	151,619
Universal Electronics, Inc. (a)	648	35,621
VOXX International Corp. (a)	7,970	151,908
		10,416,700
Internet & Direct Marketing Retail - 0.4%
CarParts.com, Inc. (a)(b)	1,084	15,480
Duluth Holdings, Inc. (a)(b)	4,508	76,366
Groupon, Inc. (a)	9,086	459,252
Lands' End, Inc. (a)(b)	4,724	117,202
Liquidity Services, Inc. (a)	10,434	193,864
Magnite, Inc. (a)	19,143	796,540
Overstock.com, Inc. (a)(b)	3,043	201,629
Quotient Technology, Inc. (a)	15,057	246,031
Stitch Fix, Inc. (a)(b)	3,582	177,452
		2,283,816
Leisure Products - 0.6%
Acushnet Holdings Corp.	10,204	421,731
American Outdoor Brands, Inc. (a)	5,453	137,416
Callaway Golf Co.	36,433	974,583
Clarus Corp.	9,014	153,689
Escalade, Inc.	4,000	83,640
Johnson Outdoors, Inc. Class A	1,048	149,602
Nautilus, Inc. (a)(b)	11,850	185,334
Smith & Wesson Brands, Inc.	21,758	379,677
Sturm, Ruger & Co., Inc.	776	51,270
Vista Outdoor, Inc. (a)	22,849	732,767
		3,269,709
Multiline Retail - 0.6%
Big Lots, Inc. (b)	13,341	911,190
Dillard's, Inc. Class A	2,751	265,664
Franchise Group, Inc.	7,658	276,530
Macy's, Inc.	121,769	1,971,440
		3,424,824
Specialty Retail - 4.4%
Abercrombie & Fitch Co. Class A	24,298	833,664
Academy Sports & Outdoors, Inc. (b)	9,445	254,921
America's Car Mart, Inc. (a)	558	85,022
American Eagle Outfitters, Inc.	58,781	1,718,756
Asbury Automotive Group, Inc. (a)	4,564	896,826
At Home Group, Inc. (a)	21,168	607,522
Bed Bath & Beyond, Inc. (b)	47,374	1,380,952
Boot Barn Holdings, Inc. (a)	928	57,824
Caleres, Inc.	14,044	306,159
Chico's FAS, Inc.	45,638	151,062
Citi Trends, Inc.	3,721	311,745
Conn's, Inc. (a)	6,727	130,840
Designer Brands, Inc. Class A	24,213	421,306
Envela Corp. (a)	1,261	6,330
Express, Inc. (a)	24,566	98,755
GameStop Corp. Class A (a)(b)	22,299	4,232,796
Genesco, Inc. (a)	5,596	265,810
Group 1 Automotive, Inc.	6,781	1,069,974
Guess?, Inc.	15,419	362,347
Haverty Furniture Companies, Inc.	6,420	238,760
Hibbett Sports, Inc. (a)	6,470	445,718
Lithia Motors, Inc. Class A (sub. vtg.)	5,185	2,022,617
Lumber Liquidators Holdings, Inc. (a)	9,724	244,267
MarineMax, Inc. (a)	8,344	411,860
Michaels Companies, Inc. (a)	29,047	637,291
Monro, Inc.	6,502	427,832
National Vision Holdings, Inc. (a)	5,417	237,427
Rent-A-Center, Inc.	2,190	126,275
Sally Beauty Holdings, Inc. (a)	43,951	884,734
Shoe Carnival, Inc.	3,606	223,139
Signet Jewelers Ltd. (a)	20,329	1,178,675
Sleep Number Corp. (a)	6,515	934,837
Sonic Automotive, Inc. Class A (sub. vtg.)	9,074	449,798
The Aaron's Co., Inc.	11,456	294,190
The Buckle, Inc.	11,295	443,668
The Cato Corp. Class A (sub. vtg.)	7,988	95,856
The Children's Place Retail Stores, Inc. (a)	1,641	114,378
The Container Store Group, Inc. (a)	12,468	207,468
The ODP Corp.	20,655	894,155
Tilly's, Inc. (a)	8,283	93,764
Urban Outfitters, Inc. (a)	26,879	999,630
Winmark Corp.	799	148,958
Zumiez, Inc. (a)	8,217	352,509
		25,300,417
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (a)	18,343	227,453
G-III Apparel Group Ltd. (a)	17,143	516,690
Kontoor Brands, Inc.	20,009	971,037
Lakeland Industries, Inc. (a)	3,103	86,450
Movado Group, Inc.	6,132	174,455
Oxford Industries, Inc.	6,347	554,855
Rocky Brands, Inc.	2,655	143,529
Steven Madden Ltd.	17,989	670,270
Superior Group of Companies, Inc.	3,473	88,284
Unifi, Inc. (a)	5,305	146,206
Vera Bradley, Inc. (a)	7,822	79,002
Wolverine World Wide, Inc.	31,339	1,200,910
		4,859,141

TOTAL CONSUMER DISCRETIONARY		80,591,503

CONSUMER STAPLES - 3.4%
Beverages - 0.2%
MGP Ingredients, Inc.	1,282	75,830
Newage, Inc. (a)(b)	20,010	57,229
Primo Water Corp.	60,849	989,405
		1,122,464
Food & Staples Retailing - 1.2%
Andersons, Inc.	12,176	333,379
Chefs' Warehouse Holdings (a)	11,753	357,996
HF Foods Group, Inc. (a)(b)	13,436	97,008
Ingles Markets, Inc. Class A	5,554	342,404
Natural Grocers by Vitamin Cottage, Inc.	1,163	20,411
Performance Food Group Co. (a)	51,083	2,942,892
PriceSmart, Inc.	8,304	803,412
Rite Aid Corp. (a)(b)	21,569	441,302
SpartanNash Co.	13,844	271,758
United Natural Foods, Inc. (a)(b)	21,865	720,233
Village Super Market, Inc. Class A	2,994	70,569
Weis Markets, Inc. (b)	3,697	208,954
		6,610,318
Food Products - 1.5%
Alico, Inc.	1,805	53,897
B&G Foods, Inc. Class A	3,095	96,131
Bridgford Foods Corp. (a)	121	1,876
Cal-Maine Foods, Inc. (a)	9,582	368,140
Darling Ingredients, Inc. (a)	62,770	4,618,575
Farmer Brothers Co. (a)	6,427	67,098
Fresh Del Monte Produce, Inc.	11,822	338,464
Hostess Brands, Inc. Class A (a)	26,866	385,258
J&J Snack Foods Corp.	4,255	668,163
Laird Superfood, Inc.	493	18,473
Landec Corp. (a)	9,988	105,873
Limoneira Co.	4,293	75,128
Mission Produce, Inc. (b)	1,025	19,485
Sanderson Farms, Inc.	1,756	273,550
Seneca Foods Corp. Class A (a)	2,555	120,315
The Simply Good Foods Co. (a)	33,350	1,014,507
Tootsie Roll Industries, Inc.	1,011	33,494
Vital Farms, Inc. (a)	5,654	123,483
		8,381,910
Household Products - 0.1%
Central Garden & Pet Co. (a)	8,393	486,878
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,619	239,680
Oil-Dri Corp. of America	2,019	69,534
WD-40 Co.	344	105,326
		901,418
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	15,520	366,427
Edgewell Personal Care Co.	21,204	839,678
Nature's Sunshine Products, Inc.	3,313	66,127
Revlon, Inc. (a)(b)	2,560	31,565
		1,303,797
Tobacco - 0.2%
Universal Corp.	9,448	557,338
Vector Group Ltd.	48,188	672,223
		1,229,561

TOTAL CONSUMER STAPLES		19,549,468

ENERGY - 4.9%
Energy Equipment & Services - 1.4%
Archrock, Inc.	50,114	475,582
Aspen Aerogels, Inc. (a)	7,424	151,004
Bristow Group, Inc. (a)	2,669	69,074
Cactus, Inc.	9,949	304,638
Championx Corp. (a)	72,448	1,574,295
DMC Global, Inc.	3,092	167,772
Dril-Quip, Inc. (a)	13,477	447,841
Exterran Corp. (a)	9,225	30,996
Frank's International NV (a)	60,648	215,300
Helix Energy Solutions Group, Inc. (a)	56,203	283,825
Liberty Oilfield Services, Inc. Class A	32,233	363,911
Nabors Industries Ltd.	2,768	258,670
Newpark Resources, Inc. (a)	34,747	109,106
Nextier Oilfield Solutions, Inc. (a)	62,869	233,873
Oceaneering International, Inc. (a)	38,675	441,669
Oil States International, Inc. (a)	23,378	140,969
Patterson-UTI Energy, Inc.	71,297	508,348
ProPetro Holding Corp. (a)	31,193	332,517
RPC, Inc. (a)(b)	22,426	121,100
Select Energy Services, Inc. Class A (a)	23,629	117,672
Solaris Oilfield Infrastructure, Inc. Class A	11,232	137,817
Tidewater, Inc. (a)	15,785	197,786
Transocean Ltd. (United States) (a)(b)	227,980	809,329
U.S. Silica Holdings, Inc.	28,816	354,149
		7,847,243
Oil, Gas & Consumable Fuels - 3.5%
Adams Resources & Energy, Inc.	800	22,408
Antero Resources Corp. (a)	94,768	966,634
Arch Resources, Inc.	5,909	245,814
Ardmore Shipping Corp. (a)	11,804	53,590
Berry Petroleum Corp.	25,595	141,028
Bonanza Creek Energy, Inc. (a)	8,195	292,807
Brigham Minerals, Inc. Class A	16,420	240,389
Clean Energy Fuels Corp. (a)	50,813	698,171
CNX Resources Corp. (a)	85,086	1,250,764
Comstock Resources, Inc. (a)	10,202	56,519
CONSOL Energy, Inc. (a)	11,629	113,034
Contango Oil & Gas Co. (a)	37,419	145,934
CVR Energy, Inc.	11,423	219,093
Delek U.S. Holdings, Inc.	24,356	530,474
DHT Holdings, Inc.	43,719	259,254
Diamond S Shipping, Inc. (a)	10,652	106,840
Dorian LPG Ltd. (a)	12,409	162,930
Earthstone Energy, Inc. (a)	9,302	66,509
Energy Fuels, Inc. (a)	52,214	296,576
Evolution Petroleum Corp.	10,387	35,108
Falcon Minerals Corp.	14,805	66,474
Frontline Ltd. (NY Shares)	45,941	328,478
Golar LNG Ltd. (a)	40,084	410,059
Goodrich Petroleum Corp. (a)	1,596	15,098
Green Plains, Inc. (a)	13,328	360,789
International Seaways, Inc.	9,365	181,494
Kosmos Energy Ltd.	157,970	484,968
Magnolia Oil & Gas Corp. Class A (a)	3,875	44,485
Matador Resources Co.	43,101	1,010,718
NACCO Industries, Inc. Class A	1,209	30,165
National Energy Services Reunited Corp. (a)	8,195	101,372
Nextdecade Corp. (a)	6,410	17,115
Nordic American Tanker Shipping Ltd. (b)	57,699	187,522
Overseas Shipholding Group, Inc. (a)	23,939	49,314
Ovintiv, Inc.	102,122	2,432,546
Par Pacific Holdings, Inc. (a)	15,582	220,018
PBF Energy, Inc. Class A	37,665	532,960
PDC Energy, Inc. (a)	38,965	1,340,396
Peabody Energy Corp. (a)	24,428	74,750
Penn Virginia Corp. (a)	5,814	77,908
PrimeEnergy Corp. (a)	179	9,378
Range Resources Corp. (a)	83,655	864,156
Renewable Energy Group, Inc. (a)	16,845	1,112,444
Rex American Resources Corp. (a)	2,089	175,831
Scorpio Tankers, Inc.	19,780	365,139
Ship Finance International Ltd. (NY Shares)	36,666	294,061
SM Energy Co.	44,570	729,611
Southwestern Energy Co. (a)	252,937	1,176,157
Talos Energy, Inc. (a)	5,260	63,330
Tellurian, Inc. (a)(b)	66,815	156,347
Uranium Energy Corp. (a)(b)	49,658	142,022
W&T Offshore, Inc. (a)(b)	37,240	133,692
Whiting Petroleum Corp. (a)	426	15,102
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	810	2,616
warrants 9/1/25 (a)	405	1,227
World Fuel Services Corp.	24,269	854,269
		19,965,887

TOTAL ENERGY		27,813,130

FINANCIALS - 27.0%
Banks - 15.8%
1st Constitution Bancorp	3,406	59,980
1st Source Corp.	6,301	299,802
ACNB Corp.	3,297	96,602
Allegiance Bancshares, Inc.	7,493	303,766
Altabancorp	5,882	247,279
Amalgamated Financial Corp.	5,145	85,356
Amerant Bancorp, Inc. Class A (a)	8,658	160,779
American National Bankshares, Inc.	4,052	134,000
Ameris Bancorp	26,026	1,366,625
Ames National Corp.	3,351	85,719
Arrow Financial Corp.	5,106	170,081
Atlantic Capital Bancshares, Inc. (a)	7,960	191,836
Atlantic Union Bankshares Corp.	30,409	1,166,489
Auburn National Bancorp., Inc.	889	34,111
Banc of California, Inc.	17,096	309,096
BancFirst Corp.	7,336	518,582
Bancorp, Inc., Delaware (a)	20,386	422,398
BancorpSouth Bank	38,555	1,252,266
Bank First National Corp.	169	12,673
Bank of Commerce Holdings	6,587	83,984
Bank of Marin Bancorp	5,172	202,536
Bank7 Corp.	607	10,689
BankFinancial Corp.	4,601	47,482
BankUnited, Inc.	35,718	1,569,806
Bankwell Financial Group, Inc.	2,632	70,932
Banner Corp.	13,519	720,968
Bar Harbor Bankshares	5,853	172,195
BayCom Corp. (a)	3,100	55,862
BCB Bancorp, Inc.	5,609	77,404
Berkshire Hills Bancorp, Inc.	17,715	395,399
Boston Private Financial Holdings, Inc.	32,038	426,746
Bridge Bancorp, Inc.	14,037	423,075
Brookline Bancorp, Inc., Delaware	30,049	450,735
Bryn Mawr Bank Corp.	7,685	349,744
Business First Bancshares, Inc.	7,746	185,362
Byline Bancorp, Inc.	9,408	198,979
C & F Financial Corp.	1,263	55,938
Cadence Bancorp Class A	48,208	999,352
California Bancorp, Inc. (a)	2,903	51,702
Cambridge Bancorp	2,010	169,483
Camden National Corp.	5,670	271,366
Capital Bancorp, Inc. (a)	3,272	63,117
Capital City Bank Group, Inc.	5,124	133,326
Capstar Financial Holdings, Inc.	6,539	112,798
Carter Bankshares, Inc.	8,571	119,651
Cathay General Bancorp	29,537	1,204,519
CB Financial Services, Inc.	1,985	43,928
CBTX, Inc.	6,761	207,698
Central Pacific Financial Corp.	10,702	285,529
Central Valley Community Bancorp	4,034	74,266
Century Bancorp, Inc. Class A (non-vtg.)	960	89,578
Chemung Financial Corp.	1,397	58,423
ChoiceOne Financial Services, Inc.	2,932	70,515
CIT Group, Inc.	38,435	1,979,787
Citizens & Northern Corp.	5,044	119,946
Citizens Holding Co.	1,619	32,218
City Holding Co.	5,984	489,372
Civista Bancshares, Inc.	6,100	139,934
CNB Financial Corp., Pennsylvania	5,762	141,803
Coastal Financial Corp. of Washington (a)	3,236	84,848
Codorus Valley Bancorp, Inc.	3,386	62,336
Colony Bankcorp, Inc.	3,078	48,017
Columbia Banking Systems, Inc.	28,030	1,207,813
Community Bank System, Inc.	20,648	1,584,115
Community Bankers Trust Corp.	8,265	72,897
Community Financial Corp.	2,049	70,178
Community Trust Bancorp, Inc.	5,919	260,614
ConnectOne Bancorp, Inc.	14,515	367,955
County Bancorp, Inc.	1,776	42,571
CrossFirst Bankshares, Inc. (a)	18,766	258,783
Customers Bancorp, Inc. (a)	10,300	327,746
CVB Financial Corp.	50,485	1,115,214
Eagle Bancorp Montana, Inc.	2,638	64,156
Eagle Bancorp, Inc.	12,248	651,716
Eastern Bankshares, Inc.	53,517	1,032,343
Enterprise Bancorp, Inc.	3,373	109,690
Enterprise Financial Services Corp.	9,402	464,835
Equity Bancshares, Inc. (a)	5,571	152,645
Esquire Financial Holdings, Inc. (a)	2,120	48,357
Evans Bancorp, Inc.	1,877	63,612
Farmers & Merchants Bancorp, Inc.	3,914	98,398
Farmers National Banc Corp.	9,793	163,543
FB Financial Corp.	12,476	554,683
Fidelity D & D Bancorp, Inc. (b)	1,535	94,403
Financial Institutions, Inc.	6,088	184,406
First Bancorp, North Carolina	11,076	481,806
First Bancorp, Puerto Rico	84,310	949,331
First Bancshares, Inc.	8,123	297,383
First Bank Hamilton New Jersey	6,248	76,038
First Busey Corp.	19,544	501,304
First Business Finance Services, Inc.	3,149	77,875
First Capital, Inc.	1,278	62,251
First Choice Bancorp	4,108	99,865
First Commonwealth Financial Corp.	37,309	536,130
First Community Bankshares, Inc.	6,639	199,104
First Community Corp.	2,971	59,271
First Financial Bancorp, Ohio	37,806	907,344
First Financial Corp., Indiana	5,089	229,056
First Foundation, Inc.	12,037	282,388
First Guaranty Bancshares, Inc. (b)	1,238	22,173
First Internet Bancorp	3,748	132,042
First Interstate Bancsystem, Inc.	15,774	726,235
First Merchants Corp.	21,099	981,104
First Mid-Illinois Bancshares, Inc.	5,711	250,884
First Midwest Bancorp, Inc., Delaware	44,483	974,623
First Northwest Bancorp	3,517	58,453
First of Long Island Corp.	8,547	181,624
First Savings Financial Group, Inc.	687	46,125
First United Corp.	2,447	43,116
First Western Financial, Inc. (a)	2,551	63,801
Flushing Financial Corp.	11,418	242,404
FNCM Bancorp, Inc.	6,914	52,132
Franklin Financial Services Corp.	1,505	46,926
Fulton Financial Corp.	61,611	1,049,235
FVCBankcorp, Inc. (a)	4,648	80,503
German American Bancorp, Inc.	9,648	445,931
Glacier Bancorp, Inc.	33,551	1,915,091
Great Southern Bancorp, Inc.	4,033	228,550
Great Western Bancorp, Inc.	21,621	654,900
Guaranty Bancshares, Inc. Texas	3,067	112,712
Hancock Whitney Corp.	33,616	1,412,208
Hanmi Financial Corp.	10,920	215,452
HarborOne Bancorp, Inc.	20,789	280,028
Hawthorn Bancshares, Inc.	2,141	45,582
HBT Financial, Inc.	3,437	58,841
Heartland Financial U.S.A., Inc.	13,553	681,174
Heritage Commerce Corp.	22,841	279,117
Heritage Financial Corp., Washington	14,023	396,010
Hilltop Holdings, Inc.	25,589	873,353
Home Bancshares, Inc.	59,585	1,611,774
HomeTrust Bancshares, Inc.	5,894	143,519
Hope Bancorp, Inc.	45,510	685,381
Horizon Bancorp, Inc. Indiana	16,684	309,989
Howard Bancorp, Inc. (a)	5,040	82,858
Independent Bank Corp.	8,209	194,061
Independent Bank Corp., Massachusetts	11,975	1,008,175
Independent Bank Group, Inc.	14,511	1,048,275
International Bancshares Corp.	20,739	962,704
Investar Holding Corp.	3,856	79,241
Investors Bancorp, Inc.	64,825	952,279
Lakeland Bancorp, Inc.	19,020	331,519
Lakeland Financial Corp.	8,942	618,697
Landmark Bancorp, Inc.	1,412	37,305
LCNB Corp.	4,629	81,008
Level One Bancorp, Inc.	2,029	52,308
Limestone Bancorp, Inc. (a)	1,848	29,291
Live Oak Bancshares, Inc.	11,118	761,472
Macatawa Bank Corp.	10,112	100,614
Mackinac Financial Corp.	3,292	46,154
Mainstreet Bancshares, Inc. (a)	2,364	49,077
Mercantile Bank Corp.	6,069	197,060
Meridian Bank/Malvern, PA	1,676	43,576
Metrocity Bankshares, Inc.	6,626	101,908
Metropolitan Bank Holding Corp. (a)	2,799	140,958
Mid Penn Bancorp, Inc.	2,776	74,425
Middlefield Banc Corp.	2,476	51,897
Midland States Bancorp, Inc.	8,187	227,107
MidWestOne Financial Group, Inc.	5,649	174,950
MVB Financial Corp.	3,772	127,494
National Bank Holdings Corp.	8,868	351,882
National Bankshares, Inc.	2,274	80,750
NBT Bancorp, Inc.	16,493	658,071
Nicolet Bankshares, Inc. (a)	3,548	296,116
Northeast Bank	2,735	72,177
Northrim Bancorp, Inc.	2,314	98,368
Norwood Financial Corp.	2,331	62,028
Oak Valley Bancorp Oakdale California	2,432	41,709
OceanFirst Financial Corp.	23,321	558,305
OFG Bancorp	19,763	447,039
Ohio Valley Banc Corp.	1,534	37,246
Old National Bancorp, Indiana	63,651	1,231,010
Old Second Bancorp, Inc.	10,888	143,830
Origin Bancorp, Inc.	8,622	365,659
Orrstown Financial Services, Inc.	4,319	96,314
Pacific Premier Bancorp, Inc.	31,321	1,360,584
Park National Corp.	5,604	724,597
Parke Bancorp, Inc.	4,011	80,180
Partners Bancorp	4,017	29,364
PCB Bancorp	4,544	68,160
Peapack-Gladstone Financial Corp.	7,101	219,279
Penns Woods Bancorp, Inc.	2,567	61,839
Peoples Bancorp of North Carolina	1,640	38,770
Peoples Bancorp, Inc.	6,946	230,399
Peoples Financial Services Corp.	2,591	109,444
Plumas Bancorp	1,773	51,860
Preferred Bank, Los Angeles	5,400	343,872
Premier Financial Bancorp, Inc.	5,094	94,697
Professional Holdings Corp. (A Shares) (a)	4,239	77,870
QCR Holdings, Inc.	5,818	274,726
RBB Bancorp	6,434	130,417
Red River Bancshares, Inc.	1,877	105,131
Reliant Bancorp, Inc.	5,861	168,328
Renasant Corp.	21,239	878,870
Republic Bancorp, Inc., Kentucky Class A	3,680	162,987
Republic First Bancorp, Inc. (a)	17,317	65,285
Richmond Mutual Bancorp., Inc.	4,057	55,013
S&T Bancorp, Inc.	14,993	502,266
Salisbury Bancorp, Inc.	919	40,813
Sandy Spring Bancorp, Inc.	18,063	784,476
SB Financial Group, Inc.	2,546	46,490
Seacoast Banking Corp., Florida (a)	20,331	736,795
Select Bancorp, Inc. New (a)	6,042	66,885
ServisFirst Bancshares, Inc.	4,947	303,400
Shore Bancshares, Inc.	4,385	74,633
Sierra Bancorp	5,602	150,134
Silvergate Capital Corp. (a)	7,614	1,082,482
Simmons First National Corp. Class A	42,364	1,256,940
SmartFinancial, Inc.	5,516	119,421
South Plains Financial, Inc.	4,034	91,652
South State Corp.	27,376	2,149,290
Southern First Bancshares, Inc. (a)	2,866	134,358
Southern National Bancorp of Virginia, Inc.	7,659	111,362
Southside Bancshares, Inc.	12,299	473,634
Spirit of Texas Bancshares, Inc.	5,190	115,789
Stock Yards Bancorp, Inc.	6,859	350,221
Summit Financial Group, Inc.	4,330	114,962
Texas Capital Bancshares, Inc. (a)	19,743	1,400,174
The Bank of NT Butterfield & Son Ltd.	19,500	745,290
The Bank of Princeton	1,993	57,040
The First Bancorp, Inc.	3,765	109,900
Tompkins Financial Corp.	5,590	462,293
TowneBank	26,175	795,720
Trico Bancshares	10,339	489,758
TriState Capital Holdings, Inc. (a)	10,850	250,201
Triumph Bancorp, Inc. (a)	8,900	688,771
Trustmark Corp.	24,322	818,679
UMB Financial Corp.	17,034	1,572,749
United Bankshares, Inc., West Virginia	48,356	1,865,574
United Community Bank, Inc.	30,563	1,042,810
United Security Bancshares, California	4,712	38,591
Unity Bancorp, Inc.	2,642	58,124
Univest Corp. of Pennsylvania	11,325	323,782
Valley National Bancorp	155,670	2,138,906
Veritex Holdings, Inc.	18,883	617,852
Washington Trust Bancorp, Inc.	6,589	340,190
WesBanco, Inc.	25,340	913,760
West Bancorp., Inc.	5,220	125,750
Westamerica Bancorp.	8,798	552,338
		90,080,443
Capital Markets - 1.7%
Artisan Partners Asset Management, Inc.	12,954	675,810
Assetmark Financial Holdings, Inc. (a)	3,540	82,624
Associated Capital Group, Inc.	597	21,408
B. Riley Financial, Inc.	7,944	447,883
BGC Partners, Inc. Class A	120,870	583,802
Blucora, Inc. (a)	18,903	314,546
Cowen Group, Inc. Class A (b)	6,597	231,885
Diamond Hill Investment Group, Inc.	1,181	184,248
Donnelley Financial Solutions, Inc. (a)	11,717	326,084
Federated Hermes, Inc. Class B (non-vtg.)	26,245	821,469
GAMCO Investors, Inc. Class A	56	1,039
Oppenheimer Holdings, Inc. Class A (non-vtg.)	3,711	148,626
Piper Jaffray Companies	6,862	752,418
Safeguard Scientifics, Inc. (a)	7,816	53,305
Sculptor Capital Management, Inc. Class A	7,347	160,752
Silvercrest Asset Management Group Class A	1,794	25,798
StepStone Group, Inc. Class A	4,179	147,393
Stifel Financial Corp.	39,019	2,499,557
StoneX Group, Inc. (a)	5,965	389,992
Value Line, Inc.	27	761
Virtus Investment Partners, Inc.	2,602	612,771
Waddell & Reed Financial, Inc. Class A	23,738	594,637
Westwood Holdings Group, Inc.	2,631	38,044
WisdomTree Investments, Inc.	54,519	340,744
		9,455,596
Consumer Finance - 1.1%
Encore Capital Group, Inc. (a)	12,210	491,208
Enova International, Inc. (a)	13,536	480,257
EZCORP, Inc. (non-vtg.) Class A (a)	18,186	90,384
Green Dot Corp. Class A (a)	18,439	844,322
LendingClub Corp. (a)	27,564	455,357
Navient Corp.	71,124	1,017,784
Nelnet, Inc. Class A	6,584	478,920
Oportun Financial Corp. (a)	7,623	157,872
PRA Group, Inc. (a)	17,586	651,913
PROG Holdings, Inc.	22,966	994,198
Regional Management Corp.	3,290	114,031
World Acceptance Corp. (a)(b)	1,709	221,760
		5,998,006
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	1,968	70,848
Alerus Financial Corp.	5,866	174,689
Banco Latinoamericano de Comercio Exterior SA Series E	11,714	177,233
Cannae Holdings, Inc. (a)	33,602	1,331,311
Marlin Business Services Corp.	3,001	40,934
SWK Holdings Corp. (a)	1,244	18,088
		1,813,103
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	17,521	293,302
American Equity Investment Life Holding Co.	35,231	1,110,833
Amerisafe, Inc.	7,453	476,992
Argo Group International Holdings, Ltd.	12,561	632,070
Citizens, Inc. Class A (a)(b)	19,000	110,010
CNO Financial Group, Inc.	52,250	1,269,153
Crawford & Co. Class A	5,722	60,939
Donegal Group, Inc. Class A	3,933	58,444
Employers Holdings, Inc.	11,144	479,861
Enstar Group Ltd. (a)	4,691	1,157,410
FBL Financial Group, Inc. Class A	3,588	200,641
Fednat Holding Co.	3,874	17,937
Genworth Financial, Inc. Class A (a)	196,874	653,622
Goosehead Insurance	4,526	485,097
Greenlight Capital Re, Ltd. (a)	10,325	89,828
HCI Group, Inc.	1,941	149,108
Heritage Insurance Holdings, Inc.	9,076	100,562
Horace Mann Educators Corp.	16,118	696,459
Independence Holding Co.	1,801	71,770
Investors Title Co.	447	74,202
James River Group Holdings Ltd.	1,514	69,069
MBIA, Inc. (a)	19,474	187,340
Midwest Holding, Inc.	248	12,398
National Western Life Group, Inc.	979	243,771
NI Holdings, Inc. (a)	3,633	67,138
ProAssurance Corp.	20,849	557,919
ProSight Global, Inc. (a)	3,403	42,878
Protective Insurance Corp. Class B	3,518	80,457
RLI Corp.	2,014	224,702
Safety Insurance Group, Inc.	5,558	468,262
Selective Insurance Group, Inc.	23,044	1,671,612
Selectquote, Inc.	37,177	1,097,093
Siriuspoint Ltd. (a)	32,900	334,593
State Auto Financial Corp.	6,874	135,487
Stewart Information Services Corp.	10,321	537,002
Tiptree, Inc.	9,500	85,025
Trean Insurance Group, Inc. (a)	3,865	62,420
United Fire Group, Inc.	8,090	281,532
United Insurance Holdings Corp.	7,709	55,582
Universal Insurance Holdings, Inc.	8,049	115,423
Vericity, Inc.	540	5,341
Watford Holdings Ltd. (a)	6,705	232,060
		14,755,344
Mortgage Real Estate Investment Trusts - 2.3%
Apollo Commercial Real Estate Finance, Inc.	54,878	766,646
Arbor Realty Trust, Inc.	45,296	720,206
Ares Commercial Real Estate Corp.	12,216	167,604
Arlington Asset Investment Corp. (a)	12,322	49,781
Armour Residential REIT, Inc.	24,686	301,169
Blackstone Mortgage Trust, Inc.	54,326	1,684,106
Broadmark Realty Capital, Inc.	50,595	529,224
Capstead Mortgage Corp.	36,101	224,909
Cherry Hill Mortgage Investment Corp.	5,276	49,278
Chimera Investment Corp.	74,288	943,458
Colony NorthStar Credit Real Estate, Inc.	32,879	280,129
Dynex Capital, Inc.	9,994	189,186
Ellington Financial LLC	16,271	260,499
Ellington Residential Mortgage REIT	3,185	39,207
Granite Point Mortgage Trust, Inc.	21,330	255,320
Great Ajax Corp.	7,782	84,824
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27,334	1,533,437
Invesco Mortgage Capital, Inc. (b)	90,469	362,781
KKR Real Estate Finance Trust, Inc.	11,415	209,922
Ladder Capital Corp. Class A	41,036	484,225
MFA Financial, Inc.	176,143	716,902
New York Mortgage Trust, Inc.	147,632	659,915
Orchid Island Capital, Inc.	34,827	209,310
PennyMac Mortgage Investment Trust	38,422	753,071
Ready Capital Corp.	22,883	307,090
Redwood Trust, Inc.	43,867	456,655
TPG RE Finance Trust, Inc.	23,084	258,541
Two Harbors Investment Corp.	106,045	777,310
Western Asset Mortgage Capital Corp.	22,411	71,491
		13,346,196
Thrifts & Mortgage Finance - 3.2%
Axos Financial, Inc. (a)	20,570	966,996
Bogota Financial Corp. (a)	1,762	18,078
Bridgewater Bancshares, Inc. (a)	8,442	136,338
Capitol Federal Financial, Inc.	50,385	667,349
Columbia Financial, Inc. (a)	13,308	232,624
ESSA Bancorp, Inc.	3,220	51,520
Essent Group Ltd.	43,134	2,048,434
Farmer Mac Class C (non-vtg.)	2,716	273,556
Flagstar Bancorp, Inc.	18,819	848,737
FS Bancorp, Inc.	1,372	92,198
Greene County Bancorp, Inc.	975	24,385
Hingham Institution for Savings	539	152,947
Home Bancorp, Inc.	2,789	100,543
Home Point Capital, Inc.	3,240	30,132
HomeStreet, Inc.	8,263	364,150
Kearny Financial Corp.	21,817	263,549
Luther Burbank Corp.	6,625	78,374
Merchants Bancorp	3,420	143,435
Meridian Bancorp, Inc. Maryland	18,346	337,933
Meta Financial Group, Inc.	12,257	555,365
MMA Capital Management, LLC (a)	1,530	34,899
Mr. Cooper Group, Inc. (a)	29,571	1,027,888
NMI Holdings, Inc. (a)	30,599	723,360
Northfield Bancorp, Inc.	18,229	290,206
Northwest Bancshares, Inc.	45,651	659,657
Oconee Federal Financial Corp.	255	6,650
OP Bancorp	5,096	53,610
PCSB Financial Corp.	5,409	89,843
PDL Community Bancorp (a)	2,688	29,864
Pennymac Financial Services, Inc.	14,345	959,250
Pioneer Bancorp, Inc. (a)	4,108	47,858
Premier Financial Corp.	14,599	485,563
Provident Bancorp, Inc.	6,342	91,325
Provident Financial Holdings, Inc.	1,840	31,096
Provident Financial Services, Inc.	27,635	615,708
Prudential Bancorp, Inc.	2,899	42,789
Radian Group, Inc.	74,567	1,733,683
Riverview Bancorp, Inc.	8,569	59,383
Security National Financial Corp. Class A	3,386	31,659
Southern Missouri Bancorp, Inc.	2,900	114,318
Standard AVB Financial Corp.	1,460	47,669
Sterling Bancorp, Inc. (a)	5,736	32,466
Territorial Bancorp, Inc.	2,899	76,708
Timberland Bancorp, Inc.	3,004	83,541
Trustco Bank Corp., New York	36,886	271,850
Walker & Dunlop, Inc.	10,092	1,036,852
Washington Federal, Inc.	29,232	900,346
Waterstone Financial, Inc.	7,858	160,460
Western New England Bancorp, Inc.	9,233	77,834
WSFS Financial Corp.	18,587	925,447
		18,128,425

TOTAL FINANCIALS		153,577,113

HEALTH CARE - 6.4%
Biotechnology - 2.8%
4D Molecular Therapeutics, Inc.	639	27,720
Abeona Therapeutics, Inc. (a)(b)	14,868	27,952
ADMA Biologics, Inc. (a)(b)	2,481	4,367
Adverum Biotechnologies, Inc. (a)	4,222	41,629
Aeglea BioTherapeutics, Inc. (a)	2,633	20,853
Akouos, Inc. (a)(b)	2,032	28,184
Albireo Pharma, Inc. (a)	1,902	67,046
Aligos Therapeutics, Inc. (b)	863	19,625
Allovir, Inc. (a)(b)	2,330	54,522
ALX Oncology Holdings, Inc. (a)(b)	1,413	104,195
AnaptysBio, Inc. (a)	8,523	183,671
Anika Therapeutics, Inc. (a)	5,480	223,529
Annexon, Inc. (a)	2,170	60,413
Applied Genetic Technologies Corp. (a)(b)	16,293	82,606
Applied Molecular Transport, Inc. (b)	1,805	79,438
Aptinyx, Inc. (a)	11,691	35,073
Arena Pharmaceuticals, Inc. (a)	20,881	1,448,933
Assembly Biosciences, Inc. (a)	6,478	29,799
Atara Biotherapeutics, Inc. (a)	8,359	120,035
Atreca, Inc. (a)(b)	813	12,463
AVEO Pharmaceuticals, Inc. (a)	3,393	24,837
Avid Bioservices, Inc. (a)	2,466	44,955
Avidity Biosciences, Inc.	2,505	54,634
Axcella Health, Inc. (a)	136	647
Aziyo Biologics, Inc. (b)	228	3,151
BeyondSpring, Inc. (a)	179	1,982
BioAtla, Inc.	941	47,840
BioCryst Pharmaceuticals, Inc. (a)(b)	14,834	150,862
Bolt Biotherapeutics, Inc.	1,023	33,667
C4 Therapeutics, Inc. (b)	812	30,036
Cabaletta Bio, Inc. (a)	4,766	52,903
Calyxt, Inc. (a)	336	2,023
CASI Pharmaceuticals, Inc. (a)	2,829	6,790
Catabasis Pharmaceuticals, Inc. (a)	2,723	7,869
Catalyst Biosciences, Inc. (a)	12,170	61,337
Cel-Sci Corp. (a)(b)	2,130	32,397
Checkmate Pharmaceuticals, Inc.	765	9,287
Chimerix, Inc. (a)	23,904	230,435
Chinook Therapeutics, Inc. (a)	537	8,345
Chinook Therapeutics, Inc. rights (a)(c)	488	24
Cidara Therapeutics, Inc. (a)	2,972	7,906
Codiak Biosciences, Inc. (b)	433	6,530
Concert Pharmaceuticals, Inc. (a)	11,687	58,318
Cortexyme, Inc. (a)(b)	394	14,196
Cullinan Oncology, Inc.	1,062	44,254
Cyclerion Therapeutics, Inc. (a)	8,667	24,181
Cytokinetics, Inc. (a)	3,238	75,316
Decibel Therapeutics, Inc.	599	6,805
Dyadic International, Inc. (a)(b)	2,408	13,220
Dynavax Technologies Corp. (a)(b)	6,608	64,957
Dyne Therapeutics, Inc.	1,189	18,465
Enanta Pharmaceuticals, Inc. (a)	6,928	341,689
Enochian Biosciences, Inc. (a)	4,195	14,850
Epizyme, Inc. (a)	12,931	112,629
Exicure, Inc. (a)	2,252	4,909
FibroGen, Inc. (a)	4,681	162,478
Five Prime Therapeutics, Inc. (a)	12,519	471,591
Foghorn Therapeutics, Inc.	460	6,063
Forma Therapeutics Holdings, Inc. (b)	2,466	69,097
G1 Therapeutics, Inc. (a)(b)	7,193	173,064
Generation Bio Co. (b)	3,266	92,950
Geron Corp. (a)(b)	109,086	172,356
GlycoMimetics, Inc. (a)	17,311	52,106
Gossamer Bio, Inc. (a)(b)	13,014	120,380
Gritstone Oncology, Inc. (a)	9,764	92,075
Hookipa Pharma, Inc. (a)(b)	323	4,344
iBio, Inc. (a)	11,048	17,014
Ideaya Biosciences, Inc. (a)	5,432	127,652
Immunic, Inc. (a)	834	13,294
ImmunoGen, Inc. (a)	42,770	346,437
Immunome, Inc.	251	8,504
Inhibrx, Inc. (a)	623	12,504
Inozyme Pharma, Inc. (a)(b)	1,017	20,137
iTeos Therapeutics, Inc. (a)	1,615	55,201
Iveric Bio, Inc. (a)	31,424	194,200
Jounce Therapeutics, Inc. (a)	6,502	66,776
Kalvista Pharmaceuticals, Inc. (a)	6,139	157,711
Keros Therapeutics, Inc.	317	19,511
Kezar Life Sciences, Inc. (a)	11,368	67,753
Kindred Biosciences, Inc. (a)	2,611	12,977
Kiniksa Pharmaceuticals Ltd. (a)	850	15,734
Kinnate Biopharma, Inc.	1,101	34,307
Kronos Bio, Inc. (b)	1,098	32,138
Kymera Therapeutics, Inc. (a)	805	31,282
Macrogenics, Inc. (a)	13,857	441,345
Magenta Therapeutics, Inc. (a)	1,391	16,469
Marker Therapeutics, Inc. (a)	2,113	4,733
MEI Pharma, Inc. (a)	6,767	23,211
MeiraGTx Holdings PLC (a)	735	10,606
Metacrine, Inc.	503	3,119
Mirum Pharmaceuticals, Inc. (a)(b)	1,342	26,598
Myriad Genetics, Inc. (a)	27,724	844,196
NantKwest, Inc. (a)(b)	1,852	43,966
Natera, Inc. (a)	1,818	184,600
Neximmune, Inc.	533	10,170
NextCure, Inc. (a)	178	1,782
Nkarta, Inc. (a)(b)	1,651	54,318
Novavax, Inc. (a)	17,558	3,183,441
Nurix Therapeutics, Inc. (a)(b)	1,920	59,693
Nymox Pharmaceutical Corp. (a)(b)	1,013	2,249
Olema Pharmaceuticals, Inc.	983	32,616
Oncorus, Inc. (a)	507	7,057
Opko Health, Inc. (a)(b)	155,845	668,575
Orgenesis, Inc. (a)	5,959	34,145
ORIC Pharmaceuticals, Inc. (a)	522	12,789
Pandion Therapeutics, Inc. (a)	1,030	61,852
Passage Bio, Inc. (a)	4,267	74,587
PMV Pharmaceuticals, Inc. (b)	1,043	34,304
Poseida Therapeutics, Inc. (a)(b)	2,761	26,368
Praxis Precision Medicines, Inc.	845	27,682
Precigen, Inc. (a)(b)	5,421	37,351
Precision BioSciences, Inc. (a)	944	9,770
Prelude Therapeutics, Inc.	738	31,978
Prothena Corp. PLC (a)	12,147	305,133
Relay Therapeutics, Inc. (a)	3,711	128,289
Rubius Therapeutics, Inc. (a)(b)	11,537	305,731
Savara, Inc. (a)	18,532	38,547
Scopus Biopharma, Inc.	504	4,259
Seer, Inc. (b)	1,183	59,174
Selecta Biosciences, Inc. (a)	13,806	62,472
Sensei Biotherapeutics, Inc.	638	9,270
Shattuck Labs, Inc.	1,011	29,562
Sigilon Therapeutics, Inc.	643	14,371
Silverback Therapeutics, Inc.	1,030	44,939
Soleno Therapeutics, Inc. (a)	1,657	2,088
Solid Biosciences, Inc. (a)	10,277	56,832
Spectrum Pharmaceuticals, Inc. (a)	55,400	180,604
Spero Therapeutics, Inc. (a)(b)	766	11,276
Spruce Biosciences, Inc.	450	7,470
SQZ Biotechnologies Co. (b)	310	4,241
Sutro Biopharma, Inc. (a)(b)	1,948	44,336
Taysha Gene Therapies, Inc.	544	11,043
TCR2 Therapeutics, Inc. (a)	10,583	233,673
TG Therapeutics, Inc. (a)	6,981	336,484
Turning Point Therapeutics, Inc. (a)	920	87,023
UroGen Pharma Ltd. (a)(b)	3,374	65,726
Vanda Pharmaceuticals, Inc. (a)	21,429	321,864
Vaxart, Inc. (a)(b)	2,982	18,041
Vaxcyte, Inc.	2,368	46,768
VBI Vaccines, Inc. (a)(b)	13,030	40,523
Verastem, Inc. (a)	39,349	97,192
Vericel Corp. (a)	2,103	116,822
Viking Therapeutics, Inc. (a)(b)	23,166	146,525
Vor Biopharma, Inc. (a)	923	39,781
X4 Pharmaceuticals, Inc. (a)	6,073	52,289
Xbiotech, Inc. (a)	5,628	96,633
Xencor, Inc. (a)	1,130	48,658
XOMA Corp. (a)	295	12,039
Zentalis Pharmaceuticals, Inc.	672	29,158
ZIOPHARM Oncology, Inc. (a)(b)	26,808	96,509
		16,108,850
Health Care Equipment & Supplies - 0.9%
Acutus Medical, Inc. (a)(b)	1,228	16,418
Alphatec Holdings, Inc. (a)	2,856	45,096
Angiodynamics, Inc. (a)	14,306	334,760
Apyx Medical Corp. (a)	11,518	111,264
Aspira Women's Health, Inc. (a)(b)	1,722	11,624
Avanos Medical, Inc. (a)	18,534	810,677
Bioventus, Inc. (b)	709	10,834
Chembio Diagnostics, Inc. (a)(b)	926	3,250
Cryolife, Inc. (a)(b)	2,688	60,695
Eargo, Inc. (a)(b)	650	32,468
Fonar Corp. (a)	2,294	41,498
Heska Corp. (a)	1,746	294,131
Inari Medical, Inc.	1,391	148,837
Inogen, Inc. (a)	2,334	122,582
Integer Holdings Corp. (a)	4,701	432,962
IntriCon Corp. (a)	3,416	87,586
Invacare Corp.	12,953	103,883
LeMaitre Vascular, Inc.	1,416	69,072
LENSAR, Inc. (a)	2,675	19,421
LivaNova PLC (a)	5,621	414,436
Lucira Health, Inc.	851	10,297
Meridian Bioscience, Inc. (a)	2,131	55,939
Milestone Scientific, Inc. (a)	1,821	6,501
Misonix, Inc. (a)	2,599	50,914
Natus Medical, Inc. (a)	8,950	229,210
OraSure Technologies, Inc. (a)	11,116	129,724
Ortho Clinical Diagnostics Holdings PLC	7,275	140,371
Orthofix International NV (a)	7,248	314,201
Outset Medical, Inc. (b)	864	46,993
Pulmonx Corp. (b)	876	40,068
Retractable Technologies, Inc. (a)(b)	495	6,346
Rockwell Medical Technologies, Inc. (a)(b)	2,383	2,764
Seaspine Holdings Corp. (a)	10,428	181,447
Sientra, Inc. (a)	4,226	30,808
Surgalign Holdings, Inc. (a)	37,718	82,225
Talis Biomedical Corp.	1,072	13,775
Utah Medical Products, Inc.	269	23,295
Varex Imaging Corp. (a)	14,869	304,666
Venus Concept, Inc. (a)	2,592	6,091
ViewRay, Inc. (a)	30,805	134,002
VolitionRx Ltd. (a)	1,184	4,476
		4,985,607
Health Care Providers & Services - 1.6%
Accolade, Inc. (a)(b)	2,295	104,124
Apria, Inc.	563	15,725
Avalon GloboCare Corp. (a)(b)	705	754
Brookdale Senior Living, Inc. (a)	72,010	435,661
Community Health Systems, Inc. (a)	33,528	453,299
Covetrus, Inc. (a)	45,335	1,358,690
Cross Country Healthcare, Inc. (a)	12,536	156,575
Enzo Biochem, Inc. (a)	17,145	58,979
Five Star Senior Living, Inc. (a)	6,904	42,252
Hanger, Inc. (a)	12,794	291,959
Magellan Health Services, Inc. (a)	5,310	495,104
MEDNAX, Inc. (a)	29,006	738,783
National Healthcare Corp.	4,864	378,954
Option Care Health, Inc. (a)	2,207	39,152
Owens & Minor, Inc.	28,351	1,065,714
Patterson Companies, Inc.	33,042	1,055,692
Tenet Healthcare Corp. (a)	36,678	1,907,256
Tivity Health, Inc. (a)	8,937	199,474
Triple-S Management Corp. (a)	8,159	212,379
		9,010,526
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	58,269	874,909
Computer Programs & Systems, Inc.	5,056	154,714
Evolent Health, Inc. (a)	24,854	502,051
HealthStream, Inc. (a)	10,165	227,086
Nextgen Healthcare, Inc. (a)	22,059	399,268
		2,158,028
Life Sciences Tools & Services - 0.1%
Fluidigm Corp. (a)(b)	27,849	125,877
Harvard Bioscience, Inc. (a)	15,895	86,787
Nanostring Technologies, Inc. (a)	2,364	155,338
Pacific Biosciences of California, Inc. (a)	8,927	297,358
		665,360
Pharmaceuticals - 0.6%
AcelRx Pharmaceuticals, Inc. (a)	29,121	49,506
Agile Therapeutics, Inc. (a)(b)	1,325	2,756
Angion Biomedica Corp.	483	8,728
ANI Pharmaceuticals, Inc. (a)	1,834	66,281
Atea Pharmaceuticals, Inc. (b)	1,193	73,668
Athira Pharma, Inc. (b)	1,081	19,890
Aytu BioScience, Inc. (a)	8,643	65,687
Cassava Sciences, Inc. (a)(b)	8,234	370,118
CorMedix, Inc. (a)	982	9,810
CymaBay Therapeutics, Inc. (a)(b)	26,525	120,424
Endo International PLC (a)	50,657	375,368
Evofem Biosciences, Inc. (a)(b)	1,592	2,786
Evolus, Inc. (a)(b)	4,957	64,391
Graybug Vision, Inc. (b)	416	2,309
Harmony Biosciences Holdings, Inc. (a)	455	15,033
Intra-Cellular Therapies, Inc. (a)	16,259	551,668
Landos Biopharma, Inc.	540	5,200
Lannett Co., Inc. (a)	13,143	69,395
Lyra Therapeutics, Inc.	108	1,252
NGM Biopharmaceuticals, Inc. (a)	507	14,738
Osmotica Pharmaceuticals PLC (a)(b)	1,014	3,306
Paratek Pharmaceuticals, Inc. (a)	1,171	8,267
Phibro Animal Health Corp. Class A	604	14,738
Pliant Therapeutics, Inc.	1,960	77,087
Prestige Brands Holdings, Inc. (a)	12,676	558,758
Revance Therapeutics, Inc. (a)	5,774	161,383
Strongbridge Biopharma PLC (a)	1,473	4,065
Supernus Pharmaceuticals, Inc. (a)	14,868	389,244
Tarsus Pharmaceuticals, Inc. (a)	480	15,470
Terns Pharmaceuticals, Inc.	714	15,708
TherapeuticsMD, Inc. (a)	19,969	26,758
Theravance Biopharma, Inc. (a)	2,538	51,801
Vyne Therapeutics, Inc. (a)(b)	12,462	85,302
Xeris Pharmaceuticals, Inc. (a)(b)	1,482	6,684
		3,307,579

TOTAL HEALTH CARE		36,235,950

INDUSTRIALS - 17.1%
Aerospace & Defense - 0.9%
AAR Corp.	13,059	543,907
Astronics Corp. (a)	9,311	167,970
Cubic Corp.	11,106	828,174
Ducommun, Inc. (a)	4,216	252,960
Kaman Corp.	9,534	488,999
Maxar Technologies, Inc.	27,776	1,050,488
Moog, Inc. Class A	11,337	942,672
National Presto Industries, Inc.	1,871	190,973
Park Aerospace Corp.	7,211	95,329
Parsons Corp. (a)(b)	2,433	98,391
Triumph Group, Inc.	20,377	374,529
Vectrus, Inc. (a)	2,836	151,556
		5,185,948
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	9,406	568,499
Echo Global Logistics, Inc. (a)	10,354	325,219
Forward Air Corp.	4,123	366,164
Hub Group, Inc. Class A (a)	12,748	857,685
Radiant Logistics, Inc. (a)	15,441	107,315
		2,224,882
Airlines - 0.8%
Allegiant Travel Co.	4,474	1,091,924
Hawaiian Holdings, Inc. (a)	18,604	496,169
Mesa Air Group, Inc. (a)	13,511	181,723
SkyWest, Inc.	19,070	1,038,934
Spirit Airlines, Inc. (a)	38,219	1,410,281
		4,219,031
Building Products - 1.4%
American Woodmark Corp. (a)	6,595	650,135
Apogee Enterprises, Inc.	8,483	346,785
Builders FirstSource, Inc. (a)	38,679	1,793,545
Caesarstone Sdot-Yam Ltd.	8,234	113,053
Cornerstone Building Brands, Inc. (a)	10,056	141,086
Gibraltar Industries, Inc. (a)	9,866	902,838
Griffon Corp.	17,969	488,218
Insteel Industries, Inc.	7,210	222,356
Jeld-Wen Holding, Inc. (a)	26,364	730,019
PGT Innovations, Inc. (a)	13,967	352,667
Quanex Building Products Corp.	12,933	339,233
Resideo Technologies, Inc. (a)	56,125	1,585,531
UFP Industries, Inc.	3,660	277,574
		7,943,040
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	26,142	1,333,503
ACCO Brands Corp.	35,774	301,933
Brady Corp. Class A	4,629	247,420
BrightView Holdings, Inc. (a)	16,066	271,033
Casella Waste Systems, Inc. Class A (a)	2,654	168,715
CECO Environmental Corp. (a)	11,936	94,652
Cimpress PLC (a)	4,682	468,809
CompX International, Inc. Class A	420	7,564
CoreCivic, Inc. (b)	46,722	422,834
Covanta Holding Corp.	27,769	384,878
Deluxe Corp.	16,262	682,354
Ennis, Inc.	9,844	210,169
Harsco Corp. (a)	30,574	524,344
Heritage-Crystal Clean, Inc. (a)	6,125	166,171
Herman Miller, Inc.	23,012	946,944
HNI Corp.	16,636	658,120
Interface, Inc.	18,697	233,339
KAR Auction Services, Inc.	50,203	753,045
Kimball International, Inc. Class B	14,172	198,408
Knoll, Inc.	19,391	320,145
Matthews International Corp. Class A	11,995	474,402
Montrose Environmental Group, Inc. (a)	5,218	261,891
NL Industries, Inc.	2,664	19,847
PICO Holdings, Inc. (a)	6,858	61,036
Pitney Bowes, Inc.	41,922	345,437
Quad/Graphics, Inc.	12,549	44,298
SP Plus Corp. (a)	8,896	291,700
Steelcase, Inc. Class A	33,616	483,734
Team, Inc. (a)	11,491	132,491
U.S. Ecology, Inc. (a)	12,295	511,964
UniFirst Corp.	5,566	1,245,170
Viad Corp.	7,852	327,821
VSE Corp.	3,938	155,551
		12,749,722
Construction & Engineering - 2.3%
Aegion Corp. (a)	11,810	339,538
API Group Corp. (a)(d)	54,563	1,128,363
Arcosa, Inc.	18,910	1,230,852
Argan, Inc.	5,686	303,348
Comfort Systems U.S.A., Inc.	9,932	742,616
Concrete Pumping Holdings, Inc. (a)	10,273	76,123
Construction Partners, Inc. Class A (a)	6,101	182,298
Dycom Industries, Inc. (a)	3,396	315,319
EMCOR Group, Inc.	19,379	2,173,549
Fluor Corp.	54,930	1,268,334
Granite Construction, Inc.	16,255	654,264
Great Lakes Dredge & Dock Corp. (a)	25,003	364,544
IES Holdings, Inc. (a)	2,029	102,282
MasTec, Inc. (a)	20,617	1,931,813
Matrix Service Co. (a)	9,965	130,641
MYR Group, Inc. (a)	2,400	172,008
Northwest Pipe Co. (a)	3,727	124,556
NV5 Global, Inc. (a)	352	33,993
Primoris Services Corp.	8,204	271,799
Sterling Construction Co., Inc. (a)	9,214	213,765
Tutor Perini Corp. (a)	15,786	299,145
Willscot Mobile Mini Holdings (a)	44,297	1,229,242
		13,288,392
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	278	14,270
American Superconductor Corp. (a)	10,684	202,569
AZZ, Inc.	9,781	492,473
Bloom Energy Corp. Class A (a)	2,201	59,537
Encore Wire Corp.	7,954	533,952
EnerSys	15,029	1,364,633
FuelCell Energy, Inc. (a)(b)	41,391	596,444
LSI Industries, Inc.	10,198	86,989
Powell Industries, Inc.	3,435	116,343
Preformed Line Products Co.	1,171	80,506
Thermon Group Holdings, Inc. (a)	12,787	249,219
Ultralife Corp. (a)	3,433	28,425
		3,825,360
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	12,768	489,397
Machinery - 4.1%
Agrify Corp.	1,412	17,622
Alamo Group, Inc.	723	112,896
Albany International Corp. Class A	2,099	175,204
Altra Industrial Motion Corp.	25,194	1,393,732
Astec Industries, Inc.	8,735	658,794
Barnes Group, Inc.	18,207	901,975
Blue Bird Corp. (a)	3,671	91,885
Chart Industries, Inc. (a)	14,108	2,008,274
CIRCOR International, Inc. (a)	7,768	270,482
Columbus McKinnon Corp. (NY Shares)	9,100	480,116
Douglas Dynamics, Inc.	494	22,798
Eastern Co.	2,162	57,942
Enerpac Tool Group Corp. Class A	14,523	379,341
EnPro Industries, Inc.	7,923	675,594
ESCO Technologies, Inc.	731	79,599
ExOne Co. (a)	1,341	42,054
Federal Signal Corp.	1,724	66,029
Franklin Electric Co., Inc.	1,227	96,859
Gencor Industries, Inc. (a)	3,563	47,780
Gorman-Rupp Co.	5,809	192,336
Graham Corp.	3,610	51,406
Greenbrier Companies, Inc.	12,523	591,336
Helios Technologies, Inc.	6,786	494,496
Hillenbrand, Inc.	28,817	1,374,859
Hurco Companies, Inc.	2,333	82,355
Hydrofarm Holdings Group, Inc.	2,238	134,996
Hyster-Yale Materials Handling Class A	3,849	335,325
Kennametal, Inc.	32,392	1,294,708
L.B. Foster Co. Class A (a)	3,961	70,902
Luxfer Holdings PLC sponsored	10,083	214,566
Lydall, Inc. (a)	6,651	224,405
Manitowoc Co., Inc. (a)	13,374	275,772
Mayville Engineering Co., Inc. (a)	2,680	38,538
Meritor, Inc. (a)	6,282	184,816
Miller Industries, Inc.	4,245	196,077
Mueller Industries, Inc.	21,668	895,972
Mueller Water Products, Inc. Class A	57,185	794,300
Navistar International Corp. (a)	19,397	854,050
NN, Inc. (a)	16,835	119,023
Park-Ohio Holdings Corp.	3,288	103,539
REV Group, Inc.	9,543	182,844
Rexnord Corp.	43,345	2,041,116
SPX Corp. (a)	4,328	252,193
SPX Flow, Inc.	16,665	1,055,394
Standex International Corp.	4,749	453,862
Terex Corp.	26,278	1,210,627
TriMas Corp. (a)	15,980	484,514
Wabash National Corp.	20,419	383,877
Watts Water Technologies, Inc. Class A	5,890	699,791
Welbilt, Inc. (a)	36,435	592,069
		23,459,040
Marine - 0.3%
Costamare, Inc.	19,589	188,446
Eagle Bulk Shipping, Inc. (a)	2,507	90,553
Genco Shipping & Trading Ltd.	6,856	69,108
Matson, Inc.	16,659	1,111,155
Pangaea Logistics Solutions Ltd.	3,231	10,210
Safe Bulkers, Inc. (a)	19,081	46,748
Scorpio Bulkers, Inc.	3,170	66,665
SEACOR Holdings, Inc. (a)	7,577	308,763
		1,891,648
Professional Services - 1.3%
Acacia Research Corp. (a)	18,326	121,868
ASGN, Inc. (a)	3,468	330,986
Barrett Business Services, Inc.	2,743	188,883
BG Staffing, Inc.	3,779	52,906
CBIZ, Inc. (a)	16,600	542,156
CRA International, Inc.	726	54,189
GP Strategies Corp. (a)	5,160	90,042
Heidrick & Struggles International, Inc.	7,518	268,543
Huron Consulting Group, Inc. (a)	8,071	406,617
ICF International, Inc.	3,549	310,183
Insperity, Inc.	6,999	586,096
KBR, Inc.	48,658	1,867,981
Kelly Services, Inc. Class A (non-vtg.)	12,887	286,993
Korn Ferry	20,977	1,308,335
ManTech International Corp. Class A	6,109	531,178
MISTRAS Group, Inc. (a)	7,002	79,893
Resources Connection, Inc.	11,785	159,569
TrueBlue, Inc. (a)	13,706	301,806
Willdan Group, Inc. (a)	1,186	48,685
		7,536,909
Road & Rail - 0.3%
ArcBest Corp.	9,847	692,933
Covenant Transport Group, Inc. Class A (a)	4,493	92,511
Heartland Express, Inc.	18,774	367,595
Marten Transport Ltd.	11,926	202,384
P.A.M. Transportation Services, Inc. (a)	542	33,441
U.S. Xpress Enterprises, Inc. (a)	8,595	100,991
Universal Logistics Holdings, Inc.	722	18,996
Werner Enterprises, Inc.	2,657	125,331
		1,634,182
Trading Companies & Distributors - 2.2%
Alta Equipment Group, Inc. (a)	6,999	90,987
Applied Industrial Technologies, Inc.	9,083	828,097
Beacon Roofing Supply, Inc. (a)	21,248	1,111,695
Boise Cascade Co.	12,693	759,422
CAI International, Inc.	5,336	242,895
DXP Enterprises, Inc. (a)	6,458	194,838
GATX Corp. (b)	13,492	1,251,248
General Finance Corp. (a)	3,743	45,477
GMS, Inc. (a)	16,280	679,690
H&E Equipment Services, Inc.	12,412	471,656
Herc Holdings, Inc. (a)	8,981	910,045
Lawson Products, Inc. (a)	618	32,049
McGrath RentCorp.	4,079	328,971
MRC Global, Inc. (a)	30,747	277,645
Nesco Holdings, Inc. Class A (a)	5,372	50,228
NOW, Inc. (a)	43,011	433,981
Rush Enterprises, Inc.:
Class A	15,639	779,291
Class B	3,144	141,763
Systemax, Inc.	1,675	68,876
Textainer Group Holdings Ltd. (a)	19,370	554,951
Titan Machinery, Inc. (a)	7,763	197,957
Triton International Ltd.	23,613	1,298,479
Veritiv Corp. (a)	5,574	237,118
WESCO International, Inc. (a)	19,190	1,660,511
Willis Lease Finance Corp. (a)	1,175	51,066
		12,698,936

TOTAL INDUSTRIALS		97,146,487

INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 0.6%
ADTRAN, Inc.	18,620	310,582
Applied Optoelectronics, Inc. (a)(b)	8,488	70,960
CalAmp Corp. (a)	4,342	47,111
Comtech Telecommunications Corp.	9,540	236,974
Digi International, Inc. (a)	11,510	218,575
DZS, Inc. (a)	5,596	87,018
Harmonic, Inc. (a)	37,981	297,771
Infinera Corp. (a)(b)	32,233	310,404
KVH Industries, Inc. (a)	6,469	82,027
NETGEAR, Inc. (a)	11,743	482,637
NetScout Systems, Inc. (a)	27,317	769,247
PC-Tel, Inc.	7,487	52,035
Plantronics, Inc.	9,114	354,626
Ribbon Communications, Inc. (a)	26,877	220,660
		3,540,627
Electronic Equipment & Components - 1.8%
908 Devices, Inc.	586	28,421
Arlo Technologies, Inc. (a)	31,139	195,553
Bel Fuse, Inc. Class B (non-vtg.)	3,950	78,566
Belden, Inc.	17,119	759,570
Benchmark Electronics, Inc.	14,057	434,642
CTS Corp.	12,471	387,349
Daktronics, Inc.	14,179	88,902
ePlus, Inc. (a)	880	87,683
FARO Technologies, Inc. (a)	511	44,237
II-VI, Inc. (a)	4,878	333,509
Insight Enterprises, Inc. (a)	9,819	936,929
Kimball Electronics, Inc. (a)	9,412	242,830
Knowles Corp. (a)	34,648	724,836
Methode Electronics, Inc. Class A	11,781	494,566
MTS Systems Corp.	7,634	444,299
PC Connection, Inc.	3,959	183,658
Plexus Corp. (a)	2,055	188,731
Powerfleet, Inc. (a)	12,578	103,391
Rogers Corp. (a)	6,016	1,132,271
Sanmina Corp. (a)	24,910	1,030,776
ScanSource, Inc. (a)	9,772	292,671
TTM Technologies, Inc. (a)	38,067	551,972
Vishay Intertechnology, Inc.	51,832	1,248,115
Vishay Precision Group, Inc. (a)	4,834	148,936
		10,162,413
IT Services - 0.5%
BM Technologies, Inc.	1,112	11,659
Cardtronics PLC (a)	3,885	150,738
Conduent, Inc. (a)	64,321	428,378
Hackett Group, Inc.	1,022	16,751
IBEX Ltd. (a)	1,432	31,504
Information Services Group, Inc. (a)	15,187	66,823
Liveramp Holdings, Inc. (a)	4,950	256,806
MoneyGram International, Inc. (a)	24,887	163,508
Perspecta, Inc.	9,543	277,224
PFSweb, Inc. (a)	1,604	10,827
Priority Technology Holdings, Inc. (a)	212	1,471
Rackspace Technology, Inc. (a)(b)	2,447	58,190
ServiceSource International, Inc. (a)	32,805	48,223
StarTek, Inc. (a)	6,462	51,373
Sykes Enterprises, Inc. (a)	14,028	618,354
Unisys Corp. (a)	21,883	556,266
		2,748,095
Semiconductors & Semiconductor Equipment - 1.3%
Alpha & Omega Semiconductor Ltd. (a)	8,341	272,751
Ambarella, Inc. (a)	9,249	928,507
Amkor Technology, Inc.	32,556	771,903
Axcelis Technologies, Inc. (a)	1,006	41,337
AXT, Inc. (a)	15,811	184,356
Cohu, Inc.	15,471	647,307
Diodes, Inc. (a)	13,849	1,105,704
DSP Group, Inc. (a)	559	7,966
GSI Technology, Inc. (a)	6,033	40,361
Maxeon Solar Technologies Ltd. (a)(b)	1,284	40,523
MaxLinear, Inc. Class A (a)	10,841	369,461
NeoPhotonics Corp. (a)	6,105	72,955
NVE Corp.	147	10,305
Onto Innovation, Inc. (a)	14,045	922,897
PDF Solutions, Inc. (a)	660	11,735
Photronics, Inc. (a)	24,133	310,350
Pixelworks, Inc. (a)	2,145	7,100
Rambus, Inc. (a)	44,363	862,417
SMART Global Holdings, Inc. (a)	361	16,613
SunPower Corp. (a)(b)	9,189	307,372
Synaptics, Inc. (a)	783	106,034
Veeco Instruments, Inc. (a)	19,034	394,765
		7,432,719
Software - 1.0%
Asure Software, Inc. (a)	6,486	49,553
Cerence, Inc. (a)(b)	14,866	1,331,696
Cloudera, Inc. (a)	41,611	506,406
Cognyte Software Ltd. (a)	14,092	391,899
Digimarc Corp. (a)(b)	420	12,457
Ebix, Inc. (b)	4,693	150,317
eGain Communications Corp. (a)	5,326	50,544
GTY Technology Holdings, Inc. (a)	19,033	121,621
InterDigital, Inc.	8,126	515,595
MicroStrategy, Inc. Class A (a)(b)	1,066	723,601
ON24, Inc. (a)	1,146	55,592
Park City Group, Inc. (a)	3,969	24,251
SeaChange International, Inc. (a)	11,335	17,569
SecureWorks Corp. (a)	3,111	41,625
Sumo Logic, Inc.	1,194	22,519
Synchronoss Technologies, Inc. (a)	16,007	57,145
Telos Corp.	1,178	44,670
Verint Systems, Inc. (a)	14,176	644,866
Viant Technology, Inc. (b)	865	45,750
VirnetX Holding Corp. (b)	12,332	68,689
Xperi Holding Corp.	38,172	831,004
		5,707,369
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)	47,253	1,296,622
Corsair Gaming, Inc. (b)	4,060	135,157
Diebold Nixdorf, Inc. (a)	16,511	233,300
Eastman Kodak Co. (a)(b)	5,814	45,756
Immersion Corp. (a)	1,557	14,916
Intevac, Inc. (a)	6,168	44,101
Quantum Corp. (a)	13,037	108,598
Super Micro Computer, Inc. (a)	12,045	470,478
		2,348,928

TOTAL INFORMATION TECHNOLOGY		31,940,151

MATERIALS - 6.2%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc.	6,015	33,083
AdvanSix, Inc. (a)	10,631	285,123
AgroFresh Solutions, Inc. (a)	10,317	20,634
American Vanguard Corp.	9,162	186,996
Amyris, Inc. (a)	37,760	721,216
Avient Corp.	35,625	1,683,994
Balchem Corp.	1,036	129,925
Ferro Corp. (a)	8,092	136,431
FutureFuel Corp.	9,937	144,385
GCP Applied Technologies, Inc. (a)	4,147	101,767
H.B. Fuller Co.	7,083	445,592
Hawkins, Inc.	3,527	118,225
Innospec, Inc.	1,804	185,253
Intrepid Potash, Inc. (a)	3,850	125,356
Koppers Holdings, Inc. (a)	3,112	108,173
Kraton Performance Polymers, Inc. (a)	12,168	445,227
Kronos Worldwide, Inc.	8,162	124,879
Livent Corp. (a)(b)	57,303	992,488
Marrone Bio Innovations, Inc. (a)	2,217	4,634
Minerals Technologies, Inc.	13,196	993,923
Orion Engineered Carbons SA	10,387	204,832
PQ Group Holdings, Inc.	12,328	205,878
Rayonier Advanced Materials, Inc. (a)	24,173	219,249
Sensient Technologies Corp.	9,726	758,628
Stepan Co.	7,710	980,018
Trecora Resources (a)	9,038	70,225
Tredegar Corp.	10,156	152,442
Trinseo SA	10,222	650,835
Tronox Holdings PLC	27,731	507,477
		10,736,888
Construction Materials - 0.3%
Summit Materials, Inc. (a)	44,743	1,253,699
U.S. Concrete, Inc. (a)	6,250	458,250
United States Lime & Minerals, Inc.	725	96,940
		1,808,889
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	8,433	480,681
Class B	3,715	212,647
Myers Industries, Inc.	8,936	176,575
O-I Glass, Inc.	13,705	202,012
Pactiv Evergreen, Inc.	12,227	167,999
Ranpak Holdings Corp. (A Shares) (a)	11,386	228,403
UFP Technologies, Inc. (a)	2,503	124,699
		1,593,016
Metals & Mining - 3.3%
Alcoa Corp. (a)	73,063	2,373,817
Allegheny Technologies, Inc. (a)	49,473	1,041,901
Arconic Rolled Products Corp. (a)	38,729	983,329
Caledonia Mining Corp. PLC	2,913	41,627
Carpenter Technology Corp.	18,559	763,703
Century Aluminum Co. (a)	19,753	348,838
Cleveland-Cliffs, Inc.	175,329	3,525,866
Coeur d'Alene Mines Corp. (a)	94,511	853,434
Commercial Metals Co.	46,308	1,428,139
Gatos Silver, Inc.	6,655	66,350
Gold Resource Corp.	25,765	68,020
Haynes International, Inc.	4,665	138,411
Hecla Mining Co.	203,767	1,159,434
Kaiser Aluminum Corp.	6,078	671,619
Materion Corp.	5,460	361,670
Novagold Resources, Inc. (a)	6,203	54,338
Olympic Steel, Inc.	3,494	102,898
Ryerson Holding Corp. (a)	6,209	105,801
Schnitzer Steel Industries, Inc. Class A	10,184	425,589
SunCoke Energy, Inc.	32,596	228,498
TimkenSteel Corp. (a)	17,622	207,059
United States Steel Corp.	101,776	2,663,478
Warrior Metropolitan Coal, Inc.	20,199	346,009
Worthington Industries, Inc.	13,489	904,977
		18,864,805
Paper & Forest Products - 0.4%
Clearwater Paper Corp. (a)	6,320	237,758
Domtar Corp.	21,457	792,836
Neenah, Inc.	6,540	336,025
P.H. Glatfelter Co.	16,770	287,606
Schweitzer-Mauduit International, Inc.	12,184	596,650
Verso Corp.	12,006	175,168
		2,426,043

TOTAL MATERIALS		35,429,641

REAL ESTATE - 8.2%
Equity Real Estate Investment Trusts (REITs) - 7.4%
Acadia Realty Trust (SBI)	33,327	632,213
Agree Realty Corp.	24,813	1,670,163
Alexander & Baldwin, Inc.	28,439	477,491
Alexanders, Inc.	70	19,411
Alpine Income Property Trust, Inc.	2,745	47,653
American Assets Trust, Inc.	19,985	648,313
American Finance Trust, Inc.	43,870	430,803
Armada Hoffler Properties, Inc.	23,142	290,201
Bluerock Residential Growth (REIT), Inc.	6,269	63,380
Broadstone Net Lease, Inc.	12,275	224,633
BRT Realty Trust	3,873	65,221
CareTrust (REIT), Inc.	32,881	765,634
CatchMark Timber Trust, Inc.	17,549	178,649
Centerspace	5,253	357,204
Chatham Lodging Trust	18,352	241,512
City Office REIT, Inc.	17,267	183,376
Clipper Realty, Inc.	1,807	14,311
Colony Capital, Inc.	187,991	1,218,182
Columbia Property Trust, Inc.	44,923	768,183
CorEnergy Infrastructure Trust, Inc.	5,896	41,685
CorePoint Lodging, Inc.	15,479	139,775
CTO Realty Growth, Inc.	2,326	120,975
DiamondRock Hospitality Co. (a)	78,325	806,748
Diversified Healthcare Trust (SBI)	92,717	443,187
EastGroup Properties, Inc.	994	142,420
Essential Properties Realty Trust, Inc.	41,255	941,852
Farmland Partners, Inc.	10,712	120,082
Franklin Street Properties Corp.	41,251	224,818
Getty Realty Corp.	14,204	402,257
Gladstone Commercial Corp.	11,022	215,590
Gladstone Land Corp.	5,287	96,752
Global Medical REIT, Inc.	18,362	240,726
Global Net Lease, Inc.	35,623	643,351
Healthcare Realty Trust, Inc.	55,187	1,673,270
Hersha Hospitality Trust	13,385	141,212
Independence Realty Trust, Inc.	41,082	624,446
Indus Realty Trust, Inc.	484	29,117
Industrial Logistics Properties Trust	26,065	602,883
iStar Financial, Inc. (b)	28,392	504,810
Kite Realty Group Trust	32,630	629,433
Lexington Corporate Properties Trust	108,424	1,204,591
LTC Properties, Inc.	9,899	412,986
Mack-Cali Realty Corp.	34,088	527,682
Monmouth Real Estate Investment Corp. Class A	5,082	89,901
National Health Investors, Inc.	11,659	842,713
NETSTREIT Corp.	8,257	152,672
New Senior Investment Group, Inc.	33,294	207,422
NexPoint Residential Trust, Inc.	7,495	345,445
Office Properties Income Trust	18,932	521,009
One Liberty Properties, Inc.	6,359	141,615
Pebblebrook Hotel Trust	50,962	1,237,867
Physicians Realty Trust	83,019	1,466,946
Piedmont Office Realty Trust, Inc. Class A	49,212	854,812
Potlatch Corp.	25,878	1,369,464
Preferred Apartment Communities, Inc. Class A	19,018	187,327
QTS Realty Trust, Inc. Class A	1,664	103,235
Retail Opportunity Investments Corp.	45,962	729,417
Retail Properties America, Inc.	83,962	879,922
Retail Value, Inc.	6,605	123,580
RLJ Lodging Trust	64,237	994,389
RPT Realty	31,874	363,682
Ryman Hospitality Properties, Inc.	2,700	209,277
Sabra Health Care REIT, Inc.	80,949	1,405,275
Safehold, Inc.	3,372	236,377
Saul Centers, Inc.	802	32,168
Seritage Growth Properties (a)(b)	13,484	247,431
Service Properties Trust	64,153	760,855
SITE Centers Corp.	60,257	817,085
Stag Industrial, Inc.	58,242	1,957,514
Summit Hotel Properties, Inc. (a)	40,769	414,213
Sunstone Hotel Investors, Inc.	84,324	1,050,677
Tanger Factory Outlet Centers, Inc.	35,589	538,462
Terreno Realty Corp.	15,800	912,766
The GEO Group, Inc. (b)	46,759	362,850
The Macerich Co.	58,605	685,679
UMH Properties, Inc.	3,873	74,245
Universal Health Realty Income Trust (SBI)	786	53,275
Urban Edge Properties	45,693	754,848
Urstadt Biddle Properties, Inc. Class A	12,255	204,046
Washington REIT (SBI)	33,047	730,339
Whitestone REIT Class B	16,271	157,829
Xenia Hotels & Resorts, Inc.	44,347	864,767
		42,308,577
Real Estate Management & Development - 0.8%
Alset Ehome International, Inc. (b)	736	8,516
Altisource Portfolio Solutions SA (a)	1,483	13,629
American Realty Investments, Inc. (a)	287	2,534
Cushman & Wakefield PLC (a)	28,812	470,212
Fathom Holdings, Inc. (a)(b)	1,244	45,568
Forestar Group, Inc. (a)	6,842	159,282
FRP Holdings, Inc. (a)	2,484	122,262
Kennedy-Wilson Holdings, Inc.	46,938	948,617
Marcus & Millichap, Inc. (a)	8,441	284,462
Maui Land & Pineapple, Inc. (a)	786	9,078
Newmark Group, Inc.	56,812	568,404
Rafael Holdings, Inc. (a)	3,765	150,299
RE/MAX Holdings, Inc.	7,291	287,192
Realogy Holdings Corp. (a)	44,834	678,338
Stratus Properties, Inc. (a)	2,299	70,120
Tejon Ranch Co. (a)	8,335	139,528
The RMR Group, Inc.	581	23,711
The St. Joe Co.	6,684	286,744
Transcontinental Realty Investors, Inc. (a)(b)	444	9,555
		4,278,051

TOTAL REAL ESTATE		46,586,628

UTILITIES - 3.9%
Electric Utilities - 1.0%
Allete, Inc.	20,340	1,366,645
MGE Energy, Inc.	10,400	742,456
Otter Tail Corp.	10,592	489,033
PNM Resources, Inc.	33,331	1,634,886
Portland General Electric Co.	35,175	1,669,757
		5,902,777
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares	6,178	471,814
Chesapeake Utilities Corp.	398	46,200
New Jersey Resources Corp.	37,167	1,481,848
Northwest Natural Holding Co.	10,747	579,801
ONE Gas, Inc.	18,124	1,393,917
RGC Resources, Inc.	1,415	31,385
South Jersey Industries, Inc. (b)	16,562	373,970
Southwest Gas Holdings, Inc.	20,454	1,405,394
Spire, Inc.	19,540	1,443,811
		7,228,140
Independent Power and Renewable Electricity Producers - 0.7%
Atlantic Power Corp. (a)	33,462	96,705
Brookfield Renewable Corp.	45,856	2,146,061
Clearway Energy, Inc.:
Class A	9,236	244,846
Class C	27,167	764,479
Sunnova Energy International, Inc. (a)	19,322	788,724
		4,040,815
Multi-Utilities - 0.8%
Avista Corp.	26,858	1,282,470
Black Hills Corp.	24,602	1,642,676
NorthWestern Energy Corp.	19,820	1,292,264
Unitil Corp.	5,792	264,636
		4,482,046
Water Utilities - 0.1%
Artesian Resources Corp. Class A	2,954	116,329
Cadiz, Inc. (a)	3,790	36,346
California Water Service Group	1,577	88,848
Consolidated Water Co., Inc.	5,703	76,705
Global Water Resources, Inc.	181	2,952
SJW Corp.	4,916	309,659
		630,839

TOTAL UTILITIES		22,284,617

TOTAL COMMON STOCKS
(Cost $413,088,395)		565,798,856

Money Market Funds - 3.8%
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)
(Cost $21,398,366)	21,396,226	21,398,366
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $434,486,761)		587,197,222
NET OTHER ASSETS (LIABILITIES) - (3.2)%(g)		(18,110,604)
NET ASSETS - 100%		$569,086,618

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	27	June 2021	$3,000,375	$84,499	$84,499

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,128,363 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $136,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,813
Fidelity Securities Lending Cash Central Fund	120,213
Total	$122,026

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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